LONG TERM DEBT (Table)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
LONG TERM DEBT
Schedule of long term debt obligations

	27/09/2020	29/12/2019

Note payable to bank dated October 30, 2015 due in monthly installments of $6,916 through October 30, 2030, which includes principal and interest at a fixed rate of 4.75%. This note is secured by two of the Company's Minnesota locations and the personal guaranty of a shareholder of the Company.	$683,311	$699,311

Note payable to bank dated November 16, 2015 due in monthly installments of $14,846, which includes principal and interest at fixed rate of 4.75% through November 16, 2030. This note is secured by four of the Company's North Dakota locations and the personal guaranty of a shareholder of the Company.	1,474,383	1,509,435

Note payable to bank dated October 10, 2015 due in monthly installments of $4,153 through March 11, 2030, which includes principal and interest at fixed rate of 4.75%. This note is secured by the Company's Dairy Queen location and the personal guaranty of a shareholder of the Company.	405,128	414,562

Note payable to bank dated March 11, 2016 due in monthly installments of $3,692 through March 11, 2031 which includes principal and interest at a fixed rate of 4.75%. This note is secured by one of the Company's South Dakota locations and the personal guaranty of a shareholder of the Company.	375,812	384,208

Notes payable to bank dated November 10, 2016 payable in monthly installements of $1,331 which includes principal and interest at 4%, the interest rate is subject to adjustment based on 5-year Treasury Note rate 2021 and cannot be less than 4%. This note is secured by property held for sale in Richmond Indiana and the personal guaranty of a shareholder of the Company.	143,698	151,234

Unsecured 8% notes payable to an entity controlled by shareholders of the Company dated December 26, 2017 originally due on demand after June 1, 2020. Effective May 31, 2019 a revised note was entered into due July 31, 2023 with monthly payments of $10,000. The remaining balance was paid in full in August, 2020.	-	207,264

Note payable to bank dated December 28, 2018 due in monthly installments of $1,644 through December 31, 2023 which includes principal and interest at a fixed rate of 5.50%. This note is secured by the West St. Paul location and the personal guaranty of a shareholder of the Company.	187,552	192,068

Minnesota Small business emergency loan dated April, 29, 2020 payable in monthly installments of $458.33 starting December 15, 2020 which includes principal and interest at 0%. This note is sescured by the personal guaranty of a shareholder of the Company.	27,500	-

	3,297,384	3,558,082
Less - unamortized debt issuance costs	(55,498)	(59,381)
Current maturities	(240,680)	(277,666)

Total	$3,001,206	$3,221,035

	27/09/2020	29/12/2019

Note payable to bank dated October 30, 2015 due in monthly installments of $6,916 through October 30, 2030, which includes principal and interest at a fixed rate of 4.75%. This note is secured by two of the Company's Minnesota locations and the personal guaranty of a shareholder of the Company.	$683,311	$699,311

Note payable to bank dated November 16, 2015 due in monthly installments of $14,846, which includes principal and interest at fixed rate of 4.75% through November 16, 2030. This note is secured by four of the Company's North Dakota locations and the personal guaranty of a shareholder of the Company.	1,474,383	1,509,435

Note payable to bank dated October 10, 2015 due in monthly installments of $4,153 through March 11, 2030, which includes principal and interest at fixed rate of 4.75%. This note is secured by the Company's Dairy Queen location and the personal guaranty of a shareholder of the Company.	405,128	414,562

Note payable to bank dated March 11, 2016 due in monthly installments of $3,692 through March 11, 2031 which includes principal and interest at a fixed rate of 4.75%. This note is secured by one of the Company's South Dakota locations and the personal guaranty of a shareholder of the Company.	375,812	384,208

Notes payable to bank dated November 10, 2016 payable in monthly installements of $1,331 which includes principal and interest at 4%, the interest rate is subject to adjustment based on 5-year Treasury Note rate 2021 and cannot be less than 4%. This note is secured by property held for sale in Richmond Indiana and the personal guaranty of a shareholder of the Company.	143,698	151,234

Unsecured 8% notes payable to an entity controlled by shareholders of the Company dated December 26, 2017 originally due on demand after June 1, 2020. Effective May 31, 2019 a revised note was entered into due July 31, 2023 with monthly payments of $10,000. The remaining balance was paid in full in August, 2020.	-	207,264

Note payable to bank dated December 28, 2018 due in monthly installments of $1,644 through December 31, 2023 which includes principal and interest at a fixed rate of 5.50%. This note is secured by the West St. Paul location and the personal guaranty of a shareholder of the Company.	187,552	192,068

Minnesota Small business emergency loan dated April, 29, 2020 payable in monthly installments of $458.33 starting December 15, 2020 which includes principal and interest at 0%. This note is sescured by the personal guaranty of a shareholder of the Company.	27,500	-

	3,297,384	3,558,082
Less - unamortized debt issuance costs	(55,498)	(59,381)
Current maturities	(240,680)	(277,666)

Total	$3,001,206	$3,221,035

Schedule of maturities of long-term debt
29/12/2019	$277,667
01/01/2021	406,303
02/01/2022	256,116
01/01/2023	419,908
31/12/2023	270,288
Thereafter	1,927,800

$3,558,082